Investments In Associates And Joint Ventures - Summary of Financial Information for Associates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial information of associates [Line Items]
Assets	S/ 3,891,946	S/ 4,328,660
Liabilities	(3,549,185)	(4,536,966)
Assets	4,775,724	4,717,976	S/ 3,699,629
Liabilities	(2,529,407)	(2,019,933)
Revenues	6,080,142	6,190,317	7,582,912
Profit (loss) from continuing operations	328,713	(582,865)	142,346
Income tax	(123,037)	119,272	(95,899)
Profit (loss) from operations after income tax	205,676	(463,593)	46,447
Other comprehensive Income	(8,280)	(20,599)	(48,044)
Comprehensive income of the year	200,958	(472,197)	7,545
Gasoducto Sur Peruano S A [member]
Disclosure of financial information of associates [Line Items]
Assets		375,547	303,219
Liabilities		(6,747,492)	(3,357,508)
Assets		8,522,099	4,943,392
Liabilities			(7,442)
Net assets		2,150,154	1,881,661
Revenues		3,323,410	3,007,799
Profit (loss) from continuing operations		(1,372,594)	69,191
Income tax			(19,828)
Profit (loss) from operations after income tax		(1,372,594)	49,363
Other comprehensive Income		0	0
Comprehensive income of the year		(1,372,594)	49,363
Promocion inmobiliariadel sur SA [member]
Disclosure of financial information of associates [Line Items]
Assets		149,300	124,887
Liabilities		(187,380)	(32,072)
Assets		193,127	47,669
Liabilities		(13,855)	(13,090)
Net assets		141,192	127,394
Revenues		65,071	90,970
Profit (loss) from continuing operations		42,281	90,618
Income tax		(11,839)	(25,373)
Profit (loss) from operations after income tax		30,442	65,245
Other comprehensive Income		0	0
Comprehensive income of the year		30,442	65,245
Concesionaria Chavimochic S.A.C [member]
Disclosure of financial information of associates [Line Items]
Assets	73,004	120,342	171,400
Liabilities	(1,111)	(3,160)	(110,799)
Assets	11,809	8,282	8,608
Liabilities	(342)	(1,918)	(2,547)
Net assets	83,360	123,546	66,662
Revenues		264,386	376,124
Profit (loss) from continuing operations	(43,340)	(2,994)	22,995
Income tax	3,185	921	(6,656)
Profit (loss) from operations after income tax	(40,155)	(2,073)	16,339
Other comprehensive Income	0	0	0
Comprehensive income of the year	S/ (40,155)	S/ (2,073)	S/ 16,339